Future Aircraft Leases Payments - Expenses of Amount Recognized Payments (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Leases minimum payments	$ 3,398	$ 11,762